Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Details Of Statements Of Profit Or Loss And Other Comprehensive Income Revenues
Schedule of Financing Income
Financing income and expenses:

1.          Financing income

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Interest Income and consumer price index in Israel in connection to concession project	1,757	1,948	789
Interest income	70	291	544
Change in fair value of derivatives, net	897	494	-
Gain from exchange rate differences, net	-	697	-
Total financing income	2,724	3,430	1,333

Schedule of Financing Expenses
Financing expenses

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Change in fair value of derivatives, net	-	-	3,156
Swap interest	270	206	110
Debentures interest and related expenses	4,696	2,604	2,753
Interest on loans	2,666	2,330	776
Consumer price index in Israel for loan	102	171	-
Bank charges and other commissions	585	210	180
Forward loss	513	-	-
Loss from exchange rate differences, net	2,045	-	3,586
Total financing expenses	10,877	5,521	10,561

Schedule of Operating Costs, Depreciation and Amortization
Operating Costs, Depreciation and Amortization

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Depreciation from fixed assets	5,744	5,500	4,518
Depreciation from Right-of-use assets	321	-	-
Amortization	351	316	-
Professional services	663	375	210
Annual rent	9	390	267
Operating and maintenance services	5,322	4,942	1,574
Insurance	344	245	203
Other	300	390	295
Total operating costs	13,054	12,158	7,067

Schedule of General and Administrative Expenses
General and administrative expenses

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Salaries and related compensation	1,324	1,016	1,030
Professional services	1,978	2,185	1,255
Other	525	399	135
Total general and administrative expenses	3,827	3,600	2,420

Schedule of Other Income (Expense), Net
Other income (expense), net

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Other income in connection with the A.R.Z. electricity pumped storage project (see Note 6B)	-	73	18
Compensation from contractor (*)	-	811	-
Other (**)	(2,100)	-	-
Total other income, net	(2,100)	884	18

(*) Compensation from EPC and O&M contractor of the Company's Biogas projects in Netherlands due to deficiencies in the operation of these projects.

(**) Indemnification in the amount of up to €2,100 thousand in connection with potential incentive reduction under limited circumstances in one of the Italian subsidiaries that was sold on December 20, 2019. In connection with such indemnification, the Company recorded expenses in the amount of approximately €2,100 thousand (see Note 6C).

Schedule of Revenues
Revenues

	For the year ended December 31
	2019	2018	2017
	€ in thousands
Revenues from the sale of solar electricity	13,069	12,593	13,150
Revenues from the sale of gas and power produced by anaerobic digestion plants	4,786	4,483	303
Revenues from concessions project	1,133	1,041	183
Total Revenues	18,988	18,117	13,636